Provision for Income Taxes - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory Federal income tax rate, percent	34.00%	34.00%	34.00%
Increase in deferred tax valuation allowance, percent	(32.90%)	(32.70%)	(31.50%)
State taxes, net of federal benefit, percent	1.50%	1.40%	(0.70%)
Other permanent items, percent	(3.00%)	(3.00%)	(4.00%)
Income tax provision effective rate, percent	(0.40%)	(0.30%)	(2.20%)